Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

a)	On January 2, 2025, 155,500 restricted shares or equal to the 25% of the restricted shares granted in July 2024, vested under the 2024 Plan.

b)	On January 29, 2025, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.

c)	On February 27, 2025, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.

d)	On March 26, 2025, the Company sold its suezmax tanker Pentathlon.

e)	On March 14, 2025, the Company signed nine shipbuilding contracts for the construction of nine DP2 suezmax shuttle tankers (Hull 2733, Hull 2734, Hull 2735, Hull 2736, Hull 2737, Hull 2738, Hull 2739, Hull 2740 and Hull 2741) with Samsung Heavy Industries. The total contract price for all nine vessels is in the region of $1.3 billion.